Statements of Cash Flows - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Operating activities
Net income (loss)	$ (15,113,907)	$ (2,275,532)	$ 233,066
Depreciation	417,050	170,182	35,109
Accretion on long-term debt and lease liability	70,379	5,905	5,143
Share-based compensation - capital stock		572,110
Share-based compensation - options	7,121,444	739,961
Shares issued for services	109,069	26,533
Loss on debentures	550,000
Government grant		(3,666)
Income tax expense	105,590	21,310	25,801
Income tax received	13,415
Non-cash lease		19,137
Gain on lease termination	(7,230)
Effect of exchange rate fluctuation	(6,542)
Operating activities before working capital items	(6,740,732)	(724,060)	299,119
Net change in non-cash working capital items
Trade and other receivables	(232,715)	22,757	(42,536)
Inventories	(1,471,693)	327,284	112,895
Grants and investment tax credits receivable	293,937	(2,160)	118,881
Other financial assets	(25,595)
Prepaid expenses	(552,196)	(162,384)	(8,595)
Trade and other payables	96,615	263,534	(96,134)
Contract liabilities	396,097	(159,629)	(495,998)
Other financial liabilities	(15,156)
Cash used in operating activities	(8,251,438)	(434,658)	(112,368)
Investing activities
Subscription to debentures [note 8]	(3,400,000)
Business acquisition, net of cash acquired [note 5]	(5,029,416)
Additions to property and equipment	(544,354)	(77,966)	(175,952)
Proceeds from the disposal of property and equipment	34,101
Additions to intangible assets	(528,726)
Repayment from (advances to) related parties		40,310	(1,600)
Term deposit			68,368
Cash used in investing activities	(9,468,395)	(37,656)	(109,184)
Financing activities
Change in bank indebtedness	(170,000)	(113,813)	195,876
Increase in long-term debt		280,000	84,818
Repayment of long-term debt	(419,090)	(13,992)	(60,000)
Advances to (repayments from) related parties		(151,575)	4,050
Subscriptions to capital stock received in advance of issuance		(37,500)	37,500
Initial public offering, net of transaction costs paid [note 18]	33,430,239
Issuance of shares [note 18]	2,025,000	1,982,075
Transaction costs on issuance of shares		(83,430)
Repayment of lease liabilities	(295,316)	(130,130)
Repayment of obligations under finance leases			(3,117)
Repurchase of capital stock			(75)
Cash provided by financing activities	$ 34,570,833	$ 1,731,635	$ 259,052